Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Principles Of Consolidation
(a)	Principles of consolidation

These consolidated financial statements include the accounts of the Company and those entities in which the Company has a controlling financial interest either through voting rights or means other than voting rights. For these entities, the Company records 100% of the revenues, expenses, cash flows, assets and liabilities in the consolidated financial statements. For entities that the Company controls but holds less than a 100% ownership interest, a noncontrolling interest is recorded in the consolidated statement of operations and balance sheet to reflect the noncontrolling interest's share of the net income (loss) and net assets of the entity, respectively.

The Company has assessed all entities, including those entities that hold economic interests in projects that are in the exploration or development stage, in which the Company holds an economic interest, to determine if they are variable interest entities ("VIEs"). If they are determined to be VIEs, the Company assesses on an ongoing basis who the primary beneficiary is based on who has the power to direct matters that most significantly impact the VIE's economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. Matters that may have a significant impact on the VIE's economic performance include, but are not limited to, approval of budgets and programs, financing decisions, construction decisions and delegation of certain responsibilities to the operator of the project. For VIEs where the Company is the primary beneficiary, the Company consolidates the entity and records a noncontrolling interest, measured initially at its estimated fair value, for the interest held by other equity owners. For VIEs where the Company has shared power with unrelated parties over the aforementioned matters that most significantly impact the VIE's economic performance, the Company uses the equity method of accounting to report their results.

The following table illustrates the Company's policy used to account for its interests in significant entities where the Company holds less than a 100% economic interest. The Company consolidates all entities where it holds a 100% economic interest.

	Economic interest at December 31, 2011	Method
Ivanhoe Australia Limited (i)	59.0%	Consolidation
SouthGobi Resources Ltd. (ii)	57.8%	Consolidation
Oyu Tolgoi LLC (iii)	66.0%	Consolidation
Altynalmas Gold Ltd. (iv)	50.0%	Equity Method
(i)

The Company holds a 59.0% interest in Ivanhoe Australia Limited ("Ivanhoe Australia"), which is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.

(ii)

The Company holds a 57.8% interest in SouthGobi Resources Ltd. ("SouthGobi"), which is selling coal produced at its Ovoot Tolgoi mine in southern Mongolia to customers in China and is conducting ongoing exploration and development programs at several other Mongolian coal prospects.

(iii)

Wholly-owned subsidiaries of the Company together hold a 66.0% interest in Oyu Tolgoi LLC ("Oyu Tolgoi"), a VIE whose principal asset is the Oyu Tolgoi copper and gold project under construction in southern Mongolia.

On May 31, 2010, pursuant to the terms of the Oyu Tolgoi Shareholders' Agreement, the Mongolian Government obtained a 34% interest in Oyu Tolgoi. The Company has determined that no individual party has both: (a) the unilateral power to direct the activities that most significantly impact Oyu Tolgoi's economic performance and (b) the obligation to absorb losses or the right to receive benefits that could potentially be significant to Oyu Tolgoi. The Company has continued to consolidate its 66% interest in Oyu Tolgoi as it remains a member of a related party group with such attributes and is the entity within the group that is most closely associated with Oyu Tolgoi.

The Company has historically funded 100% of the Oyu Tolgoi copper and gold project's exploration and development costs via equity and debt investments in Oyu Tolgoi. At December 31, 2011, the consolidated carrying amounts (100%) of Oyu Tolgoi's assets and liabilities were $4.3 billion and $0.6 billion, respectively. The maximum exposure to loss related to this VIE is $5.1 billion, calculated as the aggregate of the carrying amounts of the Company's common share interest, preferred share interest, shareholder loan interests and certain obligations of Oyu Tolgoi guaranteed by the Company.

(iv)

The Company holds a 50.0% interest in Altynalmas Gold Ltd. ("Altynalmas"), which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. The Company accounts for its interest in this VIE using the equity method. The maximum exposure related to this VIE is limited to the carrying amount of the shareholder loan due from Altynalmas (Note 9 (a)).

Measurement Uncertainties
(b)	Measurement uncertainties

Generally accepted accounting principles require management to make assumptions and estimates that affect the reported amounts and other disclosures in these consolidated financial statements. Actual results may differ from those estimates.

Significant estimates used in the preparation of these consolidated financial statements include, among other things, the recoverability of accounts receivable and investments, the proven and probable ore reserves, the estimated recoverable tonnes of ore from each mine area, the estimated net realizable value of inventories, the provision for income taxes and composition of deferred income tax assets and deferred income tax liabilities, the expected economic lives of and the estimated future operating results and net cash flows from property, plant and equipment, depreciation and depletion, stock-based compensation, beneficial conversion feature, estimated fair value of share purchase warrants, estimated fair value of financial assets and liabilities falling within levels 2 or 3 of the Financial Accounting Standards Board Accounting Standards Codification ("ASC") guidance for fair value measurements, and the anticipated costs and timing of asset retirement obligations.

Foreign Currencies
(c)	Foreign currencies

The Company has determined the U.S. dollar to be its functional currency as it is the currency of the primary economic environment in which the Company and its subsidiaries operate. Accordingly, monetary assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date and non-monetary assets and liabilities are translated at the exchange rates in effect at the time of acquisition or issue. Revenues and expenses are translated at rates approximating the exchange rates in effect at the time of the transactions. All exchange gains and losses are included in operations.

For foreign subsidiaries whose functional currency is the local currency, assets and liabilities are translated into U.S. dollars at the exchange rate in effect at the balance sheet date, while revenues and expenses are translated at average rates in effect for the period. The related translation gains and losses are included in accumulated other comprehensive income (loss).

Revenue Recognition
(d)	Revenue recognition

Sales revenues are recognized when the risks and rewards of ownership pass to the customer, collection is reasonably assured and the price is reasonably determinable. Depending on the terms of the sales contract, this occurs when saleable product is either loaded onto a train or truck, unloaded at the final destination, or made available for loading at a bonded stockyard on a bill-and-hold basis.

Cash And Cash Equivalents
(e)	Cash and cash equivalents
Cash and cash equivalents include short-term money market instruments with terms to maturity, at the date of acquisition, not exceeding 90 days.
Short-Term Investments
(f)	Short-term investments

Short-term investments include money market instruments with terms to maturity, at the date of acquisition, exceeding 90 days and with remaining terms at December 31, 2011 of less than one year.

Inventories
(g)	Inventories

Stockpiles are valued at the lower of production cost and net realizable value. Production cost includes direct and indirect labour, operating materials and supplies, transportation costs, and an applicable portion of operating overhead, including depreciation and depletion. Net realizable value is the expected average selling price of the finished product less the costs to get the product into saleable form and to the selling location.

Mine stores and supplies are valued at the lower of the weighted average cost, less allowances for obsolescence, and replacement cost.

Long-Term Investments
(h)	Long-term investments

Long-term investments in companies in which Ivanhoe Mines has voting interests between 20% and 50%, or where Ivanhoe Mines has the ability to exercise significant influence, are accounted for using the equity method. Under this method, Ivanhoe Mines' share of the investees' earnings and losses is included in operations and its investments therein are adjusted by a like amount. Dividends received are credited to the investment accounts.

Long-term investments in equity securities that have readily determinable fair values and are not subject to significant influence are classified as either "available-for-sale" or "held-for-trading". Available-for-sale investments are measured at fair value with unrealized gains and losses recognized in accumulated other comprehensive income, unless the declines in market value are judged to be other than temporary, in which case the losses are recognized in income for the period. Held-for-trading investments are measured at fair value with changes in those fair values recognized in income for the period.

The cost method is used to account for long-term investments in equity securities that are not accounted for using the equity method or classified as either "available-for-sale" or "held-for-trading".

Exploration And Development
(i)	Exploration and development

All direct costs related to the acquisition of mineral property interests are capitalized in the period incurred.

Exploration costs are charged to operations in the period incurred until such time as it has been determined that a property has economically recoverable reserves, in which case subsequent exploration costs and the costs incurred to develop a property are capitalized. Exploration costs include value-added taxes incurred in foreign jurisdictions when recoverability of those taxes is uncertain.

Property, Plant And Equipment
(j)	Property, plant and equipment

Property, plant and equipment are carried at cost (including development and preproduction costs, capitalized interest, other financing costs and all direct administrative support costs incurred during the construction period, net of cost recoveries and incidental revenues), less accumulated depletion and depreciation including write-downs. Following the construction period, interest, other financing costs and administrative costs are expensed as incurred.

On the commencement of commercial production, depletion of each mining property is provided on the unit-of-production basis, using estimated proven and probable reserves as the depletion basis.

Property, plant and equipment are depreciated, following the commencement of commercial production, over their expected economic lives using either the unit-of-production method or the straight-line method (over one to twenty years).

Capital works in progress are not depreciated until the capital asset has been put into operation.

Ivanhoe Mines reviews the carrying values of its property, plant and equipment whenever events or changes in circumstances indicate that their carrying values may not be recoverable. An impairment is considered to exist if total estimated future cash flows, or probability-weighted cash flows on an undiscounted basis, are less than the carrying value of the assets. An impairment loss is measured and recorded based on discounted estimated future cash flows associated with values beyond proven and probable reserves and resources. In estimating future cash flows, assets are grouped at the lowest level for which there is identifiable future cash flows that are largely independent of cash flows from other asset groups. Generally, in estimating future cash flows, all assets are grouped at a particular mine for which there is identifiable cash flows.

Stripping Costs
(k)	Stripping costs

Stripping costs incurred during the production phase of a mine are variable production costs that are included in the costs of inventory produced during the period that the stripping costs are incurred.

Asset Retirement Obligations
(l)	Asset retirement obligations

Ivanhoe Mines recognizes liabilities for statutory, contractual or legal obligations associated with the retirement of property, plant and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an asset retirement obligation is recognized at its fair value in the period in which it is incurred. Upon initial recognition of the liability, the corresponding asset retirement cost is added to the carrying amount of that asset and the cost is amortized as an expense over the economic life of the related asset. Following the initial recognition of the asset retirement obligation, the carrying amount of the liability is increased for the passage of time and adjusted for changes to the amount or timing of the underlying cash flows needed to settle the obligation.

Stock-Based Compensation
(m)	Stock-based compensation

The Company has an Employees' and Directors' Equity Incentive Plan which is disclosed in Note 19. The fair value of stock options at the date of grant is amortized to operations, with an offsetting credit to additional paid-in capital, on a straight-line basis over the vesting period. If and when the stock options are ultimately exercised, the applicable amounts of additional paid-in capital are transferred to share capital.

Deferred Income Taxes
(n)	Deferred income taxes

The provision for deferred income taxes is based on the liability method. Deferred taxes arise from the recognition of the tax consequences of temporary differences by applying statutory tax rates applicable to future years to differences between the financial statement's carrying amounts and the tax bases of certain assets and liabilities. The Company records a valuation allowance against any portion of those deferred income tax assets that management believes will, more likely than not, fail to be realized.

Loss Per Share
(o)	Loss per share

The basic loss per share is computed by dividing the net loss attributable to common stock by the weighted average number of common shares outstanding during the year. All stock options and share purchase warrants outstanding at each period end have been excluded from the weighted average share calculation. The effect of potentially dilutive stock options and share purchase warrants were antidilutive in the years ending December 31, 2011 and 2010.

The potentially dilutive shares excluded from the loss per share calculation due to antidilution are as follows:

	December 31,
	2011	2010
Options	23,449,062	16,712,070
Share purchase warrants	—	47,962,941

Total potentially dilutive shares	23,449,062	64,675,011

In February 2011, the Company completed a rights offering which was open to all shareholders on a dilution free, equal participation basis at a subscription price less than the fair value of a common share of the Company (Note 19 (c)). In accordance with the ASC guidance for earnings per share, basic and diluted loss per share for all periods presented have been adjusted retroactively for a bonus element contained in the rights offering. Specifically, the weighted average number of common shares outstanding used to compute basic and diluted loss per share for the year ended December 31, 2010 has been multiplied by a factor of 1.06.

Segmented Reporting
(p)	Segmented reporting

The Company has three operating segments, its development division located in Mongolia, its coal division located in Mongolia, and its exploration division with projects located primarily in Australia and Mongolia.

Accounting Changes
(q)	Accounting changes

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In January 2010, the ASC guidance for fair value measurements and disclosures was updated to require additional disclosures related to transfers in and out of level 1 and 2 fair value measurements and enhanced detail in the level 3 reconciliation. The updated guidance clarified the level of disaggregation required for assets and liabilities and the disclosures required for inputs and valuation techniques to be used to measure the fair value of assets and liabilities that fall in either level 2 or level 3. The updated guidance was effective for the Company's fiscal year beginning January 1, 2010, except for the level 3 disaggregation which is effective for the Company's fiscal year beginning January 1, 2011. The adoption of the updated guidance had no impact on the Company's consolidated financial position, results of operations or cash flows.

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In December 2010, the ASC guidance for business combinations was updated to clarify existing guidance requiring a public entity to disclose pro forma revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual period only. The update also expands the supplemental pro forma disclosures required to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The updated guidance was effective for the Company's fiscal year beginning January 1, 2011. The adoption of the updated guidance had no impact on the Company's consolidated financial position, results of operations or cash flows.

Recent Accounting Pronouncements
(r)	Recent accounting pronouncements

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In May 2011, the ASC guidance for fair value measurement and disclosure was updated to clarify the Financial Accounting Standards Board's intent on current guidance, modify and change certain guidance and principles, and expand disclosures concerning Level 3 fair value measurements in the fair value hierarchy (including quantitative information about significant unobservable inputs within Level 3 of the fair value hierarchy). In addition, the updated guidance requires disclosure of the fair value hierarchy for assets and liabilities not measured at fair value in the statement of financial position, but whose fair value is required to be disclosed. The updated guidance is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the updated guidance to have a material impact on its financial position or results of operations.

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In June 2011, the ASC guidance on presentation of comprehensive income was updated to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The updated guidance requires an entity to present the components of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of equity, but does not change the items that must be reported in other comprehensive income. The updated guidance is effective for the Company's fiscal year beginning January 1, 2012, except for changes as they relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The Company is in the process of assessing which presentation choice it will adopt.